CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
Deferred revenue, current	$ 180,835	¥ 1,176,565		¥ 653,413
Accrued expenses and other current liabilities	34,243	222,798		166,524
Taxes payable	3,840	24,985		18,923
Deferred revenue, non-current	3,878	25,230		33,706
Other non-current liabilities	$ 345	¥ 2,245		¥ 1,918
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000		1,500,000,000
Ordinary shares, issued (in shares)	302,714,259	302,714,259		300,833,124
Ordinary shares, outstanding (in shares)	302,714,259	302,714,259		300,833,124
VIEs
Deferred revenue, current | ¥		¥ 1,176,565		¥ 653,413
Accrued expenses and other current liabilities | ¥		101,760		82,308
Taxes payable | ¥		14,874		14,268
Deferred revenue, non-current | ¥		25,230		33,706
Other non-current liabilities | ¥		¥ 235		¥ 251
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)	77,120,858	77,120,858
Ordinary shares, outstanding (in shares)	77,120,858	77,120,858
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	350,000,000	350,000,000
Ordinary shares, issued (in shares)	225,593,401	225,593,401
Ordinary shares, outstanding (in shares)	225,593,401	225,593,401
Ordinary shares to be designated
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized (in shares)	150,000,000	150,000,000